Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Number of shares outstanding at beginning of period (shares) at Dec. 31, 2021		24,991,620
Equity at beginning of period at Dec. 31, 2021	$ 291,219	$ 417,425	$ 35,357	$ (97,006)	$ (64,557)
Shares acquired for equity incentive plan (shares)		(180,594)
Shares acquired for equity incentive plan	(6,948)	$ (6,948)
Shares released on vesting of equity incentive plan (shares)		324,568
Shares released on vesting of equity incentive plan	0	$ 12,867	(12,867)
Shares issued on exercise of stock options (shares)		115,102
Shares issued on exercise of stock options	1,127	$ 1,807	(680)
Shares acquired and canceled under normal course issuer bid (shares)		(81,538)
Shares acquired and canceled under normal course issuer bid	(3,036)	$ (3,036)
Foreign currency translation gain (loss)	(15,058)				(15,058)
Stock-based compensation	17,041		17,041
Shares issued and released on vesting of RSUs (shares)		80,345
Issuance and released on vesting of RSUs	(2,925)	$ 2,210	(5,135)
Shares issued to purchase management contract (shares)		72,464
Shares issued to purchase management contract	4,000	$ 4,000
Dividends declared (shares)		3,927
Dividends declared	(25,781)	$ 150	0	(25,931)
Net income	17,632			17,632
Number of shares outstanding at end of period (shares) at Dec. 31, 2022		25,325,894
Equity at end of period at Dec. 31, 2022	277,271	$ 428,475	33,716	(105,305)	(79,615)
Shares acquired for equity incentive plan (shares)		(154,131)
Shares acquired for equity incentive plan	(5,252)	$ (5,252)
Shares released on vesting of equity incentive plan (shares)		331,672
Shares released on vesting of equity incentive plan	0	$ 14,247	(14,247)
Shares acquired and canceled under normal course issuer bid (shares)		(126,353)
Shares acquired and canceled under normal course issuer bid	(4,157)	$ (4,157)	0
Foreign currency translation gain (loss)	4,677				4,677
Stock-based compensation	20,411		20,411
Shares issued and released on vesting of RSUs (shares)		31,680
Issuance and released on vesting of RSUs	(3,197)	$ 1,402	(4,599)
Shares issued to purchase management contract (shares)		331,672
Dividends declared (shares)		1,389
Dividends declared	(25,847)	$ 49		(25,896)
Net income	41,799			41,799
Number of shares outstanding at end of period (shares) at Dec. 31, 2023		25,410,151
Equity at end of period at Dec. 31, 2023	$ 305,705	$ 434,764	$ 35,281	$ (89,402)	$ (74,938)